Consolidated Statements Of Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Retained Earnings USD ($)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)
Balances (in shares) at Dec. 31, 2012 | shares			34,965,710	34,965,710
Balances at Dec. 31, 2012		¥ 26,181,842		¥ 15		¥ 2,095,273		¥ 24,038,219		¥ (78,278)		¥ 126,613
Net income		10,449,634						10,550,657				(101,023)
Other comprehensive income (loss)		252,276								259,536		(7,260)
Business combination		427,813										427,813
Reclassification of redeemable noncontrolling interests		888,934										888,934
Acquisition of a subsidiary's shares from noncontrolling shareholders		(138,439)				(138,439)
Accretion of redeemable noncontrolling interests		(31,799)						(31,799)
Exercise of share-based awards (in shares) | shares			64,663	64,663
Exercise of share-based awards		167,977				167,127						850
Share-based compensation		505,653				485,185						20,468
Issuance of subsidiary shares		1,332,936				448,996						883,940
Balances (in shares) at Dec. 31, 2013 | shares			35,030,373	35,030,373
Balances at Dec. 31, 2013		40,036,827		¥ 15		3,058,142		34,557,077		181,258		2,240,335
Net income		12,253,234						13,196,932				(943,698)
Other comprehensive income (loss)		(440,623)								(460,776)		20,153
Business combination		150,000										150,000
Acquisition of a subsidiary's shares from noncontrolling shareholders		(622,961)				(406,285)						(216,676)
Accretion of redeemable noncontrolling interests		(52,683)						(52,683)
Exercise of share-based awards (in shares) | shares			75,863	75,863
Exercise of share-based awards		207,806				199,773						8,033
Dividends distribution by a subsidiary		(337,964)										(337,964)
Share-based compensation		959,245				798,971						160,274
Issuance of subsidiary shares		5,000										5,000
Balances (in shares) at Dec. 31, 2014 | shares			35,106,236	35,106,236
Balances at Dec. 31, 2014		52,157,881		¥ 15		3,650,601		47,701,326		(279,518)		1,085,457
Net income		32,432,246						33,664,173				(1,231,927)
Other comprehensive income (loss)		(492,408)								(526,538)		34,130
Business combination		10,935				3,384						7,551
Accretion of redeemable noncontrolling interests	$ (50,817)	(329,180)						(329,180)
Exercise of share-based awards (in shares) | shares			103,952	103,952
Exercise of share-based awards		278,574				254,003						24,571
Share-based compensation		1,383,721				1,240,366						143,355
Issuance of subsidiary shares		1,935,070				975,679						959,391
Issuance of convertible notes by a disposed subsidiary		559,575				278,316						281,259
Repurchase and retirement of ordinary shares	(990,160)	(6,376,964)						(6,376,964)
Repurchase and retirement of ordinary shares (in shares) | shares			(603,726)	(603,726)
Disposal of subsidiaries		(1,291,613)										(1,291,613)
Balances (in shares) at Dec. 31, 2015 | shares			34,606,462	34,606,462
Balances at Dec. 31, 2015	$ 12,391,217	¥ 80,267,837	$ 2	¥ 15	$ 988,352	¥ 6,402,349	$ 11,525,418	¥ 74,659,355	$ (124,434)	¥ (806,056)	$ 1,879	¥ 12,174